Risk and capital management (Details) kr in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Dec. 31, 2018 SEK (kr) item	Dec. 31, 2017 SEK (kr)	Sep. 30, 2018	Sep. 30, 2017
Risk and capital management
Capital ratio		20.10%	23.00%
Tier 1 capital ratio		20.10%	20.60%
Common Equity Tier 1 ratio		20.10%	20.60%
Redemption of subordinated liabilities | $	$ 250
Leverage ratio		5.60%	5.90%
Minimum requirement for own funds and eligible liabilities (MREL)		8.30%	7.10%
Minimum requirement of risk-weighted assets		25.30%	28.00%
New lending capacity		5 months	15 months
LCR		266.00%	169.00%
VAR		kr 14	kr 20
Total capital ratio requirement				16.70%	15.90%
Number of lines of defense for risk management and risk control | item		3
Period for capital adequacy assessments		3 years
Confidence level for VAR calculation		99.90%
Time horizon for probability distribution of value of credit portfolio		1 year
Maximum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target		3.00%
Minimum
Risk and capital management
Total capital ratio excess over capital adequacy requirement, target		1.00%
Credit risk
Risk and capital management
Risk (in terms of allocated capital)		kr 7,000	6,900
Market risk
Risk and capital management
Risk (in terms of allocated capital)		1,100	1,600
Operational risk
Risk and capital management
Risk (in terms of allocated capital)		kr 200	kr 100